INCOME TAX AND SOCIAL CONTRIBUTION- Income tax and social contribution reported in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Originated from income and expenses recognized in other comprehensive income
Adjust of actuarial gains and losses	R$ 161,210	R$ 964,837
Remeasurement of financial instruments fair value through OCI	(20,417)	(201,704)	R$ (28,466)
Participation in the comprehensive income of subsidiaries, affiliates and shared control companies			(9,158)
Total income tax and social contribution recognized in other comprehensive income	R$ (140,793)	R$ 763,133	R$ (37,624)